Cost of Sales	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cost of Sales
5.	COST OF SALES

	Years ended December 31,
	2018	2017
Site operating costs	219,104	167,338
Transportation costs	17,163	19,281
Insurance recovered	(7,913)	-
Changes in inventories of finished goods	2,435	(302)
Changes in inventories of ore stockpiles	1,078	14,266
Production costs	231,867	200,583
Depletion and amortization	70,781	47,722
Cost of sales	302,648	248,305

Cost of sales consists of site operating costs (which include personnel costs, mine site supervisory costs, non-capitalized stripping costs, repair and maintenance costs, consumables, operating supplies and external services), transportation costs, and depletion and amortization.

During the year ended December 31, 2018, the Company has recognized insurance recovered of $7,913 (75% basis) related to the Cariboo region wildfires in 2017.